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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, LLC.
Address:          520 Madison Avenue
                  New York, New York  10022

Form 13F File Number:      028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ron Ray
Title:            Chief Financial Officer
Phone:            212-355-6688

Signature, Place, and Date of Signing:

/s/ Ronald Ray                 New York, New York            February 8, 2007
------------------------     ---------------------------   ---------------------
  [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                0
                                                        -----------
Form 13F Information Table Entry Total:                          46
                                                        -----------
Form 13F Information Table Value Total:                    $473,729
                                                        -----------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment anagers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
         --------          -----------------------            --------------

         None.

                               Para Advisors, LLC.
                           Form 13F Information Table
                         Quarter ended December 31, 2006

                                                                              Investment Discretion             Voting Authority
                                                                              ---------------------             ----------------
                  Title               Fair Market    Shares or
                  of      Cusip          Value       Principal   SH/  Put/        Shared   Shared  Other
Issuer            Title   Number          (in         Amount     PRN  Call  Sole  Defined  Other   Managers    Sole     Shared  None
                                       thousands)
------------------------------------------------------------------------------------------------------------------------------------
ACE Ltd           COM     G0070K103    $11,944      197,200      SH         Sole                              197,200
------------------------------------------------------------------------------------------------------------------------------------
AT&T Inc          COM     00206R102     $7,075      197,900      SH         Sole                              197,900
------------------------------------------------------------------------------------------------------------------------------------
Adobe Sys Inc     COM     00724F101     $4,071       99,000      SH         Sole                               99,000
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc         COM     013817101     $8,943      298,000      SH         Sole                              298,000
------------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc  COM     022095103    $31,788      370,400      SH         Sole                              370,400
------------------------------------------------------------------------------------------------------------------------------------
American Express
Co                COM     025816109    $15,046      248,000      SH         Sole                              248,000
------------------------------------------------------------------------------------------------------------------------------------
Ameriprise Finl
Inc               COM     03076C106     $8,093      148,500      SH         Sole                              148,500
------------------------------------------------------------------------------------------------------------------------------------
Bank of America
Corporation       COM     060505104    $21,153      396,200      SH         Sole                              396,200
------------------------------------------------------------------------------------------------------------------------------------
Bellsouth Comp    COM     079860102    $12,828      272,300      SH         Sole                              272,300
------------------------------------------------------------------------------------------------------------------------------------
Carpenter
Technology Corp   COM     144285103     $2,050       20,000      SH         Sole                               20,000
------------------------------------------------------------------------------------------------------------------------------------
Charter Commu-
nications Inc D   CL A    16117M107     $2,267      740,900      SH         Sole                              740,900
------------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc     COM     17275R102    $17,603      644,100      SH         Sole                              644,100
------------------------------------------------------------------------------------------------------------------------------------
Conocophillips    COM     20825C104     $7,152       99,400      SH         Sole                               99,400
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp   COM     319963104     $7,590      297,400      SH         Sole                              297,400
------------------------------------------------------------------------------------------------------------------------------------
Genesee & Wyoming COM     371559105     $5,836      222,400      SH         Sole                              222,400
------------------------------------------------------------------------------------------------------------------------------------
Gold Kist Inc     COM     380614107     $4,204      200,000      SH         Sole                              200,000
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group Inc         COM     38141G104    $27,670      138,800      SH         Sole                              138,800
------------------------------------------------------------------------------------------------------------------------------------
Hess Corp         COM     42809H107     $6,132      123,700      SH         Sole                              123,700
------------------------------------------------------------------------------------------------------------------------------------
Honeywell Intl
Inc               COM     438516106    $14,545      321,500      SH         Sole                              321,500
------------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand
Company Ltd       CL A    G4776G101    $14,564      372,200      SH         Sole                              372,200
------------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum
Corp              COM     483007704    $12,052      215,300      SH         Sole                              215,300
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan
Inc Kans          COM     49455P101    $40,132      379,500      SH         Sole                              379,500
------------------------------------------------------------------------------------------------------------------------------------
Ligand Pharma-
ceuticals Inc     CL B    53220k207     $9,252      844,900      SH         Sole                              844,900
------------------------------------------------------------------------------------------------------------------------------------
Louisiana-
Pacific Corp      COM     546347105     $6,931      321,900      SH         Sole                              321,900
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp    COM     594918104    $26,554      889,300      SH         Sole                              889,300
------------------------------------------------------------------------------------------------------------------------------------
Mirant Corp New   COM     60467R100     $4,669      147,900      SH         Sole                              147,900
------------------------------------------------------------------------------------------------------------------------------------
Nabi Biopharma-
ceuticals         COM     629519109     $5,357      790,100      SH         Sole                              790,100
------------------------------------------------------------------------------------------------------------------------------------

                               Para Advisors, LLC.
                           Form 13F Information Table
                         Quarter ended December 31, 2006

                                                                              Investment Discretion             Voting Authority
                                                                              ---------------------             ----------------
                  Title               Fair Market    Shares or
                  of      Cusip          Value       Principal   SH/  Put/        Shared   Shared  Other
Issuer            Title   Number          (in         Amount     PRN  Call  Sole  Defined  Other   Managers    Sole     Shared  None
                                       thousands)
------------------------------------------------------------------------------------------------------------------------------------
Newmont Mining
Corp              COM     651639106     $8,926      197,700      SH         Sole                              197,700
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern
Corp              COM     655844108    $10,058      200,000      SH         Sole                              200,000
------------------------------------------------------------------------------------------------------------------------------------
Novell Inc        COM     670006105     $3,075      496,000      SH         Sole                              496,000
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp       COM     68389X105     $6,775      395,300      SH         Sole                              395,300
------------------------------------------------------------------------------------------------------------------------------------
Pride Intl Inc
del               COM     74153Q102     $8,181      272,600      SH         Sole                              272,600
------------------------------------------------------------------------------------------------------------------------------------
Reckson Associ-
ates Rlty Corp    COM     75621k106     $6,776      148,600      SH         Sole                              148,600
------------------------------------------------------------------------------------------------------------------------------------
Royal Dutch       SPONS
Shell PLC         ADR A   780259206     $7,029       99,300      SH         Sole                               99,300
------------------------------------------------------------------------------------------------------------------------------------
SAIC Inc          COM     78390X101    $15,860      891,500      SH         Sole                              891,500
------------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp     COM     803111103    $14,390      845,000      SH         Sole                              845,000
------------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp
New               COM     81211k100     $8,076      124,400      SH         Sole                              124,400
------------------------------------------------------------------------------------------------------------------------------------
Sears Hldgs Corp  COM     812350106    $16,625       99,000      SH         Sole                               99,000
------------------------------------------------------------------------------------------------------------------------------------
Southern Union
Co New            COM     844030106     $5,534      198,000      SH         Sole                              198,000
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc   COM     887317105     $4,299      197,400      SH         Sole                              197,400
------------------------------------------------------------------------------------------------------------------------------------
Tribune Co New    COM     896047107     $9,123      296,400      SH         Sole                              296,400
------------------------------------------------------------------------------------------------------------------------------------
Washington Group  COM
Int'l Inc         NEW     938862208     $4,442       74,300      SH         Sole                               74,300
------------------------------------------------------------------------------------------------------------------------------------
Western Union     COM     959802109     $6,668      297,400      SH         Sole                              297,400
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc     COM     172967101     $1,736        2,993      SH   CALL  Sole                                2,993
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp COM     717265102       $448        1,758      SH   CALL  Sole                                1,758
------------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp     COM     803111103       $207        6,902      SH    PUT  Sole                                6,902
------------------------------------------------------------------------------------------------------------------------------------

Total Fair
Market
Value                                 $473,729
(in thousands)